Investees (Details) - Schedule of material subsidiaries held directly and indirectly by the Company	12 Months Ended
	Dec. 31, 2019
B Communications (SP1) Ltd. and B Communications (SP2) Ltd. [Member]
Investees (Details) - Schedule of material subsidiaries held directly and indirectly by the Company [Line Items]
Principal location of the company's activity	Israel	[1]
Ownership interest	100.00%	[1]
Bezeq - The Israel Telecommunication Corp. Limited [Member]
Investees (Details) - Schedule of material subsidiaries held directly and indirectly by the Company [Line Items]
Principal location of the company's activity	Israel
Ownership interest	26.34%
Pelephone Communications Ltd. [Member]
Investees (Details) - Schedule of material subsidiaries held directly and indirectly by the Company [Line Items]
Principal location of the company's activity	Israel
Ownership interest	100.00%
Bezeq International Ltd. [Member]
Investees (Details) - Schedule of material subsidiaries held directly and indirectly by the Company [Line Items]
Principal location of the company's activity	Israel
Ownership interest	100.00%
DBS [Member]
Investees (Details) - Schedule of material subsidiaries held directly and indirectly by the Company [Line Items]
Principal location of the company's activity	Israel
Ownership interest	100.00%
Walla! Communications Ltd. [Member]
Investees (Details) - Schedule of material subsidiaries held directly and indirectly by the Company [Line Items]
Principal location of the company's activity	Israel
Ownership interest	100.00%

[1]	Held by B Communications (SP1) Ltd.